PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET

6. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	December 31,	December 31,
	2024	2025
	RMB	RMB

Cost
Leasehold improvement	37,038	46,955
Machine	16,805	26,831
Furniture	14,868	14,591
Software	18,213	9,460
Electronic equipment	16,379	9,083
Vehicles and motors	6,656	4,332
Construction in progress	98	3,097
Total property, equipment and software	110,057	114,349

Less: accumulated depreciation and amortization
Leasehold improvement	(3,837)	(10,039)
Machine	(1,211)	(2,753)
Furniture	(873)	(975)
Software	(16,891)	(9,413)
Electronic equipment	(13,052)	(4,164)
Vehicles and motors	(2,773)	(1,558)
Total accumulated depreciation and amortization	(38,637)	(28,902)

Net book value	71,420	85,447

The total amounts charged to the Consolidated Statements of Comprehensive Loss for depreciation and amortization expense are approximately RMB12.3 million, RMB8.2 million and RMB9.6 million for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025, respectively.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)